Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash		$ 1,949	$ 372
Prepaid expenses and other current assets		2,354	414
Total current assets		4,303	786
NONCURRENT ASSETS
Machinery and equipment, net		1,270	887
Operating lease right-of-use assets, net		4,073	199
Forward purchase agreement derivative asset		230
Other noncurrent assets		143	725
TOTAL ASSETS		10,019	2,597
CURRENT LIABILITIES
Legal settlement liability			640
Loans payable, net of issuance costs			1,000
Term notes payable, net of discount, including accrued interest		529	507
Related party term notes payable, net of discount, including accrued interest		278	1,962
Related party convertible notes payable, including accrued interest			804
Related party contingently convertible notes payable, including contingently issuable warrants, at fair value			1,152
Simple agreements for future equity (SAFE), at fair value			24,575
Related party SAFE, at fair value			4,615
Finance lease liability, current		81	72
Operating lease right-of-use liability, current		1,035	44
Total current liabilities		10,232	42,989
NONCURRENT LIABILITIES
Operating lease right-of-use liability, noncurrent		3,037	305
Finance lease liability, noncurrent		216	142
Related party term notes payable, net of discount, including accrued interest		2,060
Other noncurrent liabilities		1,500
Related party other noncurrent liabilities		538
Related party warrant liability		48
Warrant liability		623
TOTAL LIABILITIES		18,254	43,436
STOCKHOLDERS’ DEFICIT(1)
Common stock, $0.0001 par value, 330,000 shares authorized; 35,522 and 8,584 shares issued and outstanding as of December 31, 2023 and 2022, respectively	[1]	4	2
Additional paid-in capital	[1]	91,380	19,928
Accumulated other comprehensive loss, net of tax	[1]	(47)	(14)
Accumulated deficit	[1]	(99,572)	(70,356)
Total stockholders’ deficit	[1]	(8,235)	(50,440)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	[1]	10,019	2,597
Founders Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK(1)
Series A-2 convertible preferred stock, $0.0001 par value, 0 and 1,665 shares authorized as of December 31, 2023 and December 31, 2022, respectively; 0 and 1,059 shares issued and outstanding as of December 31, 2023 and 2022, respectively; liquidation preference of $0 and $4,454 as of December 31, 2023 and 2022, respectively	[1]		1,354
Series A1 Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK(1)
Series A-2 convertible preferred stock, $0.0001 par value, 0 and 1,665 shares authorized as of December 31, 2023 and December 31, 2022, respectively; 0 and 1,059 shares issued and outstanding as of December 31, 2023 and 2022, respectively; liquidation preference of $0 and $4,454 as of December 31, 2023 and 2022, respectively	[1]		3,871
Series A2 Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK(1)
Series A-2 convertible preferred stock, $0.0001 par value, 0 and 1,665 shares authorized as of December 31, 2023 and December 31, 2022, respectively; 0 and 1,059 shares issued and outstanding as of December 31, 2023 and 2022, respectively; liquidation preference of $0 and $4,454 as of December 31, 2023 and 2022, respectively	[1]		4,376
Nonrelated Party [Member]
CURRENT LIABILITIES
Related party accounts payable		2,796	2,124
Related party accrued expenses and other current liabilities		4,896	5,142
Related Party [Member]
CURRENT LIABILITIES
Related party accounts payable		81	147
Related party accrued expenses and other current liabilities		$ 536	$ 205

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.